Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2021	$ 8,470
2022	10,417
2023	11,797
2024	11,783
2025	11,719
Thereafter	28,907
Total	$ 83,093